Accrued Salaries and Payroll Taxes - Related Parties And Other	12 Months Ended
Jun. 30, 2019
Accrued Liabilities and Other Liabilities [Abstract]
Note 7. Accrued Salaries and Payroll Taxes - Related Parties And Other

Accrued salaries and payroll taxes consisted of the following (rounded to nearest thousand):

	June 30, 2019	June 30, 2018

Accrued salaries - related parties	$2,999,000	$2,823,000
Accrued payroll taxes - related parties	130,000	130,000
Accrued employee bonuses	-	214,000
Withholding tax - payroll	33,000	52,000

Total	$3,162,000	$3,219,000